SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance	$ 722,328	$ 0
Additions	8,280,670
Settlement	(5,895,190)
Change in fair value	(3,107,808)
Balance at end	$ 0	722,328
Additions		862,860
Change in fair value		$ (140,532)